Shareholder Report, Line Graph (Details) - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
C000002899
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Utilities Fund - Class AAA
C000239633
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Utilities Fund - Class C
C000034315
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Utilities Fund - Class I
C000002898
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Utilities Fund - Class A
S&P 500 Index
Account Value [Line Items]
Account Value	$ 10,000	$ 10,000	$ 34,257	$ 27,402	$ 21,697	$ 26,496	$ 20,586	$ 17,386	$ 13,223	$ 13,828	$ 11,351	$ 10,138
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	10,000	34,257	27,402	21,697	26,496	20,586	17,386	13,223	13,828	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	10,000	34,257	27,402	21,697	26,496	20,586	17,386	13,223	13,828	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	10,000	34,257	27,402	21,697	26,496	20,586	17,386	13,223	13,828	11,351	10,138
S&P 500 Utilities Index
Account Value [Line Items]
Account Value	10,000	10,000	22,475	18,209	19,596	19,293	16,396	16,318	12,915	12,405	11,065	9,515
Lipper Utility Fund Average
Account Value [Line Items]
Account Value	10,000	10,000	20,126	16,331	16,806	16,656	14,437	14,533	11,792	11,518	10,333	8,991
S&P 500 Utilities Index
Account Value [Line Items]
Account Value	10,000	10,000	22,475	18,209	19,596	19,293	16,396	16,318	12,915	12,405	11,065	9,515
Lipper Utility Fund Average
Account Value [Line Items]
Account Value	10,000	10,000	20,126	16,331	16,806	16,656	14,437	14,533	11,792	11,518	10,333	8,991
S&P 500 Utilities Index
Account Value [Line Items]
Account Value	10,000	10,000	22,475	18,209	19,596	19,293	16,396	16,318	12,915	12,405	11,065	9,515
Lipper Utility Fund Average
Account Value [Line Items]
Account Value	10,000	10,000	20,126	16,331	16,806	16,656	14,437	14,533	11,792	11,518	10,333	8,991
S&P 500 Utilities Index
Account Value [Line Items]
Account Value	10,000	10,000	22,475	18,209	19,596	19,293	16,396	16,318	12,915	12,405	11,065	9,515
Lipper Utility Fund Average
Account Value [Line Items]
Account Value	$ 10,000	$ 10,000	$ 20,126	$ 16,331	$ 16,806	$ 16,656	$ 14,437	$ 14,533	$ 11,792	$ 11,518	$ 10,333	$ 8,991